Derivative financial instruments - Narrative (Details) - GBP (£) £ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Derivative financial liabilities
Disclosure of offsetting of financial assets [line items]
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	£ 43	£ 46
Derivative liability exposures	240	254
Non-cash assets pledged as collateral	5	5
Cash collateral netted | Derivative financial liabilities
Disclosure of offsetting of financial assets [line items]
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	4	6
Derivative liability exposures	23	23
Derivative financial assets
Disclosure of offsetting of financial assets [line items]
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	43	47
Derivative asset exposures	248	261
Non-cash collateral	13	13
Derivative financial assets | Cash collateral netted
Disclosure of offsetting of financial assets [line items]
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	5	5
Derivative asset exposures	£ 32	£ 31